Item 1. Schedule of Investments


 T. Rowe Price Prime Reserve Fund
                                                           August 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 BANK NOTES  1.4%
 US Bank, 2.09%, 4/26/05                               20,000        20,008

 World Savings Bank, 1.52%, 9/15/04                    50,000        50,000

 Total Bank Notes (Cost  $70,008)                                    70,008

 CERTIFICATES OF DEPOSIT - DOMESTIC *  6.6%
 American Express Centurion Bank, 1.49%, 9/3/04        50,000        50,000

 Bank Of New York, 1.52%, 9/22/04                      42,500        42,500

 Branch Banking & Trust, 1.53%, 9/10/04                50,000        50,000

 Fifth Third Bank, 1.075%, 9/20/04                     24,500        24,500

 First Tennessee Bank, 1.49%, 9/7/04                   17,400        17,400

 Wells Fargo Bank
 1.52%, 9/9/04                                         15,000        15,000

 1.53%, 9/16 - 9/17/04                                 54,000        54,000

 Wilmington Trust
 1.10%, 9/22/04                                        28,500        28,500

 1.70%, 11/12/04                                       49,000        49,002

 Total Certificates of Deposit - Domestic * (Cost                    330,902
$330,902)
 CERTIFICATES OF DEPOSIT - EURODOLLAR ^  12.4%
 ABN AMRO Bank, London, 1.585%, 10/29/04               25,000        25,000

 Banco Bil Vizcay, 1.08%, 9/20/04                      40,000        39,990

 Barclays Bank
 1.11%, 9/7/04                                         15,000        15,000

 1.14%, 12/9/04                                        44,000        44,002

 1.53%, 9/16/04                                        40,000        40,000

 Credit Agricole Indosuez
 1.105%, 9/7/04                                        40,000        39,997

 1.27%, 12/31/04                                       50,000        50,012

 DePfa Bank
 1.53%, 9/16 - 9/20/04                                 96,000        96,000

 1.54%, 10/1/04                                        23,000        23,000

 Deutsche Bank, 1.77%, 12/14/04                        50,000        50,003

 HBOS Treasury Services, 1.59%, 10/28/04               40,000        40,000

 ING Bank, London, 1.525%, 9/17/04                     50,000        50,000

 Lloyds Bank, 1.21%, 10/4/04                           7,000         6,998

National Australia Bank, 1.40%, 9/7/04                 50,000        50,000

 Northern Rock, 1.53%, 9/23/04                         50,000        50,000

 Total Certificates of Deposit - Eurodollar ^ (Cost                  620,002
$620,002)
 CERTIFICATES OF DEPOSIT - YANKEE ++  9.2%
 Abbey National Treasury Services, 1.42%, 10/21/04     25,000        25,000

 Bank of Montreal, 1.38%, 9/7/04                       2,000         2,000

 Bank Of Nova Scotia, 1.62%, 11/4/04                   50,000        50,000

 Danske Bank, 1.52%, 9/16/04                           29,500        29,500

 Fortis Bank, 1.63%, 11/5/04                           49,500        49,500

 Lloyds Bank, 1.58%, 10/28/04                          43,250        43,250

 Rabobank Nederland, VR, 1.23%, 10/1/04                24,900        24,897

 Royal Bank of Scotland
 1.34%, 9/30/04                                        35,000        34,998

 2.31%, 6/17/05                                        21,500        21,534

 Skandinaviska Enskilda Banken, 1.55%, 9/24/04         49,600        49,600

 Toronto-Dominion Bank, 1.525%, 9/20/04                24,500        24,500

 UBS
 1.35%, 10/20/04                                       25,000        25,000

 1.585%, 10/29/04                                      78,000        78,001

 Total Certificates of Deposit - Yankee ++ (Cost                    457,780
$457,780)
 COMMERCIAL PAPER  24.4%
 CBA Finance, 1.60%, 10/8/04                           1,100         1,098

 Ciesco
 1.45%, 9/13/04                                        25,000        24,988

 1.50%, 9/16/04                                        14,000        13,991

 1.54%, 9/21/04                                        3,500         3,497

 Citicorp, 1.52%, 9/9/04                               30,000        29,990

 Citigroup Global Markets Holdings
 1.52%, 9/16/04                                        38,000        37,976

 1.54%, 9/23 - 9/27/04                                 23,250        23,225

 Countrywide Funding, 1.58%, 9/21/04                   6,631         6,625

 Credit Suisse First Boston
 1.53%, 9/16/04                                        23,000        22,986

 1.64%, 11/4/04                                        50,000        49,854

Daimlerchrysler Revolving Auto, 1.54%, 9/22 - 9/23/04  26,618        26,593

 Dexia, 1.52%, 9/14 - 9/16/04                          52,450        52,417

 DuPont, 1.50%, 9/22/04                                35,000        34,969

 Electricite de France
 1.49%, 9/3/04                                         50,000        49,996

 1.62%, 10/4/04                                        17,802        17,775

 FCAR Owner Trust
 1.50%, 9/17/04                                        5,000         4,996

 1.53%, 9/13 - 9/22/04                                 64,300        64,258

 GE Capital
 1.42%, 9/15/04                                        5,400         5,397

 1.52%, 9/10/04                                        20,000        19,992

 Government Of Quebec, 1.50%, 9/17/04                  2,860         2,858

 HBOS Treasury Services
 1.52%, 9/9/04                                         1,700         1,699

 1.53%, 9/7/04                                         5,500         5,499

 K2 (USA)
 1.45%, 9/21/04                                        14,450        14,438

 1.50%, 10/4/04                                        6,750         6,741

 1.55%, 10/20/04                                       31,357        31,291

 1.60%, 10/7 - 10/8/04                                 38,426        38,364

 1.65%, 10/20/04                                       1,043         1,040

 Lloyds TSB Bank, 1.53%, 10/1/04                       2,800         2,797

 Merrill Lynch, 1.45%, 9/7/04                          17,000        16,996

 National Rural Utilities
 1.52%, 9/17/04                                        26,000        25,982

 1.55%, 9/23/04                                        5,100         5,095

 1.58%, 9/23/04                                        1,400         1,399

 Nationwide Building Society, 1.52%, 9/23/04           40,000        39,963

 New Center Asset Trust
 1.50%, 9/8/04                                         6,000         5,998

 1.53%, 9/10/04                                        50,000        49,981

 1.58%, 10/25/04                                       25,000        24,941

 1.63%, 10/28/04                                       39,900        39,798

 New York State Power Authority
1.45%, 9/8/04                                          8,949         8,946

 1.50%, 9/2/04                                         11,671        11,671

 1.54%, 9/2/04                                         1,707         1,707

 1.57%, 9/8 - 10/5/04                                  7,833         7,822

 New York Times
 1.52%, 9/10/04                                        17,500        17,493

 1.54%, 9/30/04                                        1,855         1,853

 Paccar Financial, 1.50%, 9/9/04                       2,500         2,499

 Prudential Funding, 1.53%, 9/17/04                    50,000        49,966

 Royal Bank of Scotland
 1.40%, 9/1/04                                         1,800         1,800

 1.50%, 9/13/04                                        1,600         1,599

 Siemens Cap Corp Disc Coml, 1.50%, 9/10/04            25,238        25,229

 Societe Generale, 1.78%, 12/29/04                     24,300        24,157

 Svenska Handlesbanken
 1.45%, 9/7/04                                         1,700         1,700

 1.50%, 9/24/04                                        2,900         2,897

 Toyota Motor Credit, 1.52%, 9/14/04                   75,000        74,959

 UBS Finance
 1.45%, 9/7/04                                         1,500         1,500

 1.50%, 9/7 - 9/23/04                                  9,060         9,056

 1.55%, 9/13/04                                        5,020         5,017

 United Parcel Service, 1.52%, 9/22/04                 50,000        49,956

 Westpac Capital
 1.64%, 11/4/04                                        97,700        97,415

 1.75%, 12/6/04                                        1,680         1,672

 Yale University, 1.46%, 9/1/04                        10,000        10,000

 Total Commercial Paper (Cost  $1,214,417)                           1,214,417

 COMMERCIAL PAPER - 4(2)  34.7%
 Alliance & Leicester, 1.53%, 9/30/04                  33,500        33,459

 Alpine Securitization
 1.47%, 9/1/04                                         14,000        14,000

 1.50%, 9/2/04                                         45,000        44,998

 1.53%, 9/9/04                                         9,681         9,678

 ASB Bank
1.52%, 9/22/04                                         13,000        12,988

 1.55%, 9/29 - 10/15/04                                25,500        25,453

 Atlantic Asset Securitization
 1.51%, 9/3/04                                         10,523        10,522

 1.52%, 9/8/04                                         11,674        11,671

 Cafco
 1.55%, 9/30/04                                        4,482         4,476

 1.60%, 9/28/04                                        20,000        19,976

 Caterpillar, 1.50%, 9/20/04                           6,700         6,695

 CDC Commercial Paper
 1.44%, 9/22/04                                        2,300         2,298

 1.50%, 9/2/04                                         1,206         1,206

 1.51%, 9/22/04                                        2,300         2,298

 1.53%, 9/22/04                                        3,550         3,547

 Citibank Credit Card Issuance Trust
 1.52%, 9/10/04                                        10,000        9,996

 1.54%, 9/20/04                                        28,000        27,977

 1.55%, 9/14 - 9/15/04                                 52,000        51,970

 CRC Funding
 1.52%, 9/21/04                                        30,000        29,975

 1.55%, 9/27/04                                        20,000        19,977

 Delaware Funding
 1.51%, 9/8/04                                         50,000        49,985

 1.52%, 9/14/04                                        23,505        23,492

 1.53%, 9/22/04                                        3,880         3,877

 Discover Card Master Trust I
 1.52%, 9/8/04                                         3,000         2,999

 1.54%, 9/14/04                                        24,000        23,986

 1.55%, 9/16/04                                        50,000        49,968

 Fairway Finance
 1.06%, 9/15/04                                        3,275         3,274

 1.065%, 9/8/04                                        27,001        26,995

 1.076%, 9/15/04                                       16,925        16,918

 1.51%, 9/8/04                                         8,000         7,998

 1.53%, 9/16/04                                        1,774         1,773

1.54%, 9/13 - 9/20/04                                  43,942        43,918

 1.60%, 9/22 - 10/6/04                                 8,051         8,039

 1.65%, 9/1 - 10/4/04                                  1,456         1,454

 Falcon Asset Securitization
 1.46%, 9/2/04                                         20,000        19,999

 1.53%, 9/13 - 9/14/04                                 12,200        12,193

 1.55%, 9/23/04                                        2,200         2,198

 1.57%, 9/24/04                                        7,517         7,510

 Ford Credit Floorplan Master Owner Trust
 1.46%, 9/1/04                                         10,000        10,000

 1.52%, 9/22/04                                        7,000         6,994

 1.53%, 9/21/04                                        50,000        49,958

 1.56%, 9/22/04                                        7,500         7,493

 1.64%, 11/2/04                                        16,500        16,453

 Grampian Funding
 1.40%, 9/3/04                                         2,500         2,500

 1.45%, 9/17/04                                        19,000        18,988

 1.50%, 9/23/04                                        2,050         2,048

 1.51%, 9/9/04                                         8,500         8,497

 1.53%, 9/16/04                                        25,000        24,984

 1.55%, 9/23 - 9/27/04                                 5,769         5,763

 KFW International Finance
 1.10%, 9/7/04                                         10,000        9,998

 1.184%, 9/10/04                                       50,000        49,985

 1.317%, 10/6/04                                       49,850        49,787

 1.75%, 12/2/04                                        1,000         996

 Kitty Hawk Funding
 1.53%, 9/13 - 9/23/04                                 29,885        29,866

 1.54%, 9/15/04                                        13,394        13,386

 MassMutual Funding
 1.53%, 9/20 - 9/22/04                                 8,900         8,892

 1.55%, 9/24/04                                        3,000         2,997

 MBNA Master Credit Card Trust II
 1.47%, 9/9/04                                         49,500        49,484

 1.51%, 9/15/04                                        25,000        24,985

1.60%, 10/7/04                                         33,120        33,067

 Nestle Capital, 1.10%, 9/10/04                        4,853         4,852

 New York Life Capital, 1.52%, 9/8/04                  5,249         5,247

 Old Line Funding
 1.43%, 9/7/04                                         30,000        29,993

 1.52%, 9/13/04                                        9,600         9,595

 1.53%, 9/16 - 9/17/04                                 50,371        50,339

 1.55%, 9/22/04                                        41,721        41,683

 Park Avenue Receivables
 1.50%, 9/2/04                                         50,000        49,998

 1.52%, 9/8/04                                         20,814        20,808

 1.53%, 9/21 - 9/22/04                                 22,307        22,288

 1.54%, 9/8 - 9/24/04                                  6,065         6,061

 1.57%, 9/27/04                                        1,000         999

 Preferred Receivables Funding
 1.48%, 9/2/04                                         45,000        44,998

 1.53%, 9/17/04                                        33,133        33,111

 1.58%, 9/27/04                                        35,000        34,960

 Rio Tinto, 1.50%, 9/1/04                              11,157        11,157

 Scotiabanc, 1.53%, 9/30/04                            24,500        24,470

 Sigma Finance
 1.56%, 10/22/04                                       10,000        9,978

 1.63%, 10/8/04                                        800           798

 Southern Company
 1.50%, 9/2/04                                         15,700        15,699

 1.51%, 9/16/04                                        10,000        9,994

 1.52%, 9/9/04                                         1,364         1,364

 Stadshypotek
 1.52%, 9/20 - 9/23/04                                 18,600        18,584

 1.53%, 9/14/04                                        26,500        26,485

 Tulip Funding
 1.51%, 9/10/04                                        35,000        34,987

 1.53%, 9/13/04                                        8,958         8,953

 1.54%, 9/13/04                                        9,055         9,050

 Variable Funding, 1.50%, 9/9/04                       31,000        30,990

Wal Mart Stores, 1.50%, 9/21/04                        20,490        20,473

 Wal-Mart Funding, 1.52%, 9/20/04                      23,789        23,770

 Yorktown Capital
 1.52%, 9/10/04                                        1,424         1,423

 1.53%, 9/13 - 9/22/04                                 47,764        47,737

 1.54%, 9/17/04                                        1,255         1,254

 Total Commercial Paper - 4(2) (Cost  $1,728,955)                    1,728,955

 FUNDING AGREEMENTS  3.0%
 Allstate Life Insurance
 VR, 1.466%, 9/1/05, ++                                 25,000        25,000

 VR, 1.563%, 9/1/05, ++                                 25,000        25,000

 GE Life & Annuity, VR, 1.569%, 1/12/05                50,000        50,000

 ING Annuity & Life, 1.675%, 9/27/04                   15,000        15,000

 New York Life Insurance, VR, 1.592%, 12/10/04         30,000        30,000

 Transamerica Occidential Life, VR, 1.64%, 10/3/05     5,000         5,000

 Total Funding Agreements (Cost  $150,000)                           150,000

 MEDIUM-TERM NOTES  2.9%
 Abbey National First Capital, 8.20%, 10/15/04         18,330        18,483

 Credit Suisse First Boston, 2.05%, 10/14/04           1,700         1,703

 GE Capital
 1.6625%, 9/9/04                                       23,900        23,900

 1.68%, 9/16/05                                        14,900        14,900

 Goldman Sachs, VR, 144A, 1.562%, 9/1/05               49,600        49,600

 Morgan Stanley Group Inc, VR, 1.60%, 9/15/05          34,500        34,500

 Total Medium-Term Notes (Cost  $143,086)                            143,086

 MUNICIPAL SECURITIES  0.2%
 Texas, Veterans, VRDN (Currently 1.57%)               8,890         8,890

 Total Municipal Securities (Cost  $8,890)                           8,890

 U.S. GOVERNMENT OBLIGATIONS  5.0%
 Federal Home Loan Bank
 1.50%, 9/20 - 9/21/04                                 51,500        51,457

 1.503%, 9/21/04                                       6,000         5,995

 1.51%, 9/21 - 9/24/04                                 3,200         3,197

1.55%, 5/4/05                                          39,800        39,800

 Federal Home Loan Mortgage, 1.51%, 9/28/04            5,050         5,044

 Federal National Mortgage Assoc.
 1.50%, 9/20/04 - 2/14/05                              87,750        87,719

 1.504%, 9/22/04                                       4,328         4,324

 1.51%, 9/22/04                                        50,000        49,956

 Total U.S. Government Obligations (Cost  $247,492)                  247,492

 Total Investments in Securities
 99.8% of Net Assets (Cost $4,971,532)                 $             4,971,532


 (1) Denominated in U.S. dollars unless otherwise noted
 *      Domestic certificates of deposit are issued by domestic
        branches of U.S. banks
 ^      Eurodollar certificates of deposit are issued by foreign
        branches of
        U.S. or foreign banks
 ++     Yankee certificates of deposit are issued by U.S. branches of foreign
        banks
 ++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total value of such securities at period-end amounts to $50,000 and represents 1.0% of net assets
 144A   Security was purchased pursuant to Rule 144A under the
        Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $49,600 and represents 1.0% of net assets
 4(2)   Commercial paper exempt from registration under Section
        4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $1,728,955 and represents 34.7% of net assets
 VR     Variable Rate
 VRDN   Variable-Rate Demand Note


The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Prime Reserve Fund
Unaudited
August 31,2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Prime Reserve Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At August 31,2004, the cost of investments for federal income tax purposes was $4,971,532,000.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 22, 2004